Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Current income tax	$ 56,493,392	$ 47,840,814	$ 133,038,125
Adjustments to current tax from the previous period	342,760	(5,882,343)	(24,409)
Current tax income/(expense) related to hedge accounting	(18,677,018)	(38,594,801)	18,309,177
Current tax expense, net	(74,827,650)	(92,317,958)	(114,753,357)
Expense from deferred taxes for origination and reversal of temporary differences	51,370,114	(17,447,105)	2,653,838
Expense for deferred income tax due to changes in tax rates or the introduction of new taxes		4,818,298
Total deferred tax benefit	51,370,114	(12,628,807)	2,653,838
Income tax expense, continuing operations	$ (23,457,536)	$ (104,946,765)	$ (112,099,519)